Financial assets and financial liabilities - Contractual undiscounted amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 600,083	R$ 980,978
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	112,073	99,697
Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	486,036	323,339
Payables from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		507,361
Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,974	50,581
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	163,694	170,812
Less than 1 year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	112,073	99,697
Less than 1 year | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	51,621	51,310
Less than 1 year | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		19,805
1 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	76,873	569,928
1 to 3 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	76,873	62,567
1 to 3 years | Payables from acquisition of subsidiaries
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		507,361
3 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	98,089	40,804
3 to 5 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	96,115	40,804
3 to 5 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	1,974
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	261,427	199,434
More than 5 years | Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts	R$ 261,427	168,658
More than 5 years | Share-based compensation
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual undiscounted amounts		R$ 30,776